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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

REGISTRATION NO. 33-87498

811-08910

WB CAPITAL MUTUAL FUNDS, INC.

1415 28th STREET, SUITE 200

WEST DES MOINES, IOWA 50266

AMY M. MITCHELL, Secretary and Treasurer

WB CAPITAL MUTUAL FUNDS, INC.

1415 28th STREET, SUITE 200

WEST DES MOINES, IOWA 50266

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

VERA LICHTENBERGER	JOHN C. MILES, ESQ.
WB CAPITAL MUTUAL FUNDS,INC.	CLINE, WILLIAMS, WRIGHT,JOHNSON & OLDFATHER
1415 28th STREET, SUITE 200	1900 U.S. BANK BUILDING, 233 S. 13TH STREET
WEST DES MOINES, IOWA 50266	LINCOLN, NEBRASKA 68508

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 03/31

DATE OF REPORTING PERIOD: 6/30/2010

ITEM 1. SCHEDULE OF PORTFFOLIO HOLDINGS

IMMF - Institutional Money Market Fund			6/30/2010

			% of
Principal	Description	Amortized Cost	Net Assets

Govt & Agency Sec
	FFCB
1,000,000.00	FFCB Var (1ML+25)	1,000,000.00	1.42
	Var Due 11/04/10
	31331GDY2
1,000,000.00	FFCB Var (1ML+4)	1,000,485.10	1.42
	Var Due 09/15/11
	31331GQ44
2,000,000.00	FFCB Var (1ML+1)	2,000,149.29	2.84
	Var Due 02/13/12
	31331JKK8
1,000,000.00	FFCB Var (1ML+2)	1,000,188.52	1.42
	Var Due 05/14/12
	31331JNJ8
5,000,000.00	FFCB	5,000,822.91	7.10

	FHLB
1,000,000.00	FHLB	1,003,597.84	1.43
	3.375% Due 08/13/10
	3133XRWL0
1,000,000.00	FHLB	1,008,511.88	1.44
	4.375% Due 09/17/10
	3133XCQZ9
1,000,000.00	FHLB	1,000,345.34	1.42
	0.500% Due 10/18/10
	3133XUYG2
1,000,000.00	FHLB	1,000,297.16	1.42
	0.430% Due 02/22/11
	3133XYMW2
4,000,000.00	FHLB	4,012,752.22	5.71

	FHLMC
1,000,000.00	FHLMC	1,006,935.15	1.43
	5.125% Due 08/23/10
	3137EAAX7
1,000,000.00	FHLMC	1,005,959.98	1.43
	1.500% Due 01/07/11
	3137EABW8

1,000,000.00	FHLMC		1,023,889.10	1.46
	4.750% due 01/18/11
	3134A4VJ0
1,000,000.00	FHLMC Var (3ML+7)		1,001,717.44	1.42
	Var Due 03/09/11
	3128X8RC8
1,000,000.00	FHLMC Var (3ML+5)		1,000,944.65	1.42
	Var Due 04/07/11
	3128X8VE9
5,000,000.00	FHLMC		5,039,446.32	7.16

	FNMA
2,000,000.00	FNMA DN		1,993,654.90	2.83
	0.000% Due 03/01/11
	313588CM5
2,000,000.00	FNMA		1,993,654.90	2.83

16,000,000.00	TOTAL	Govt & Agency Sec	16,046,676.35	22.80

Repurchase Agreement
37,353,349.00	Banc America Repo WB		37,353,349.00	53.09
	0.21% due 8/ 5/10

37,353,349.00	TOTAL	Repurchase Agreement	37,353,349.00	53.09

Short-Term Invest
	Cert of Deposit
1,000,000.00	CDARS First American		1,000,000.00	1.42
	1.450% Due 07/15/10
2,000,000.00	CDARS West Bank		2,000,000.00	2.84
	1.350% Due 07/22/10
1,000,000.00	CDARS West Bank		1,000,000.00	1.42
	1.350% Due 08/05/10
1,000,000.00	CDARS West Bank		1,000,000.00	1.42
	0.500% Due 08/12/10
1,000,000.00	CDARS West Bank		1,000,000.00	1.42
	1.350% Due 09/02/10
763,500.00	CDARS West Bank		763,500.00	1.09
	1.350% Due 09/09/10
1,000,000.00	CDARS West Bank		1,000,000.00	1.42
	0.700% Due 09/23/10

1,000,000.00	CDARS West Bank		1,000,000.00	1.42
	1.350% Due 10/14/10
1,000,000.00	CDARS West Bank		1,000,000.00	1.42
	0.500% Due 11/04/10
1,000,000.00	CDARS West Bank		1,000,000.00	1.42
	1.350% Due 11/04/10
1,000,000.00	CDARS West Bank		1,000,000.00	1.42
	0.550% Due 11/26/10
1,000,000.00	CDARS West Bank		1,000,000.00	1.42
	1.350% Due 12/02/10
1,000,000.00	CDARS West Bank		1,000,000.00	1.42
	1.350% Due 12/09/10
1,000,000.00	CDARS West Bank		1,000,000.00	1.42
	0.750% Due 03/03/11
1,000,000.00	CDARS West Bank		1,000,000.00	1.42
	0.750% Due 05/05/11
1,000,000.00	CDARS West Bank		1,000,000.00	1.42
	0.750% Due 05/12/11

16,763,500.00	TOTAL	Short-Term Invest	16,763,500.00	23.81

70,116,849.00	TOTAL PORTFOLIO		70,163,525.35	99.70

ITEM 2. CONTROLS AND PROCEDURES

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF AUGUST 13, 2010, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD SIGNIFICANTLY AFFECT THESE CONTROLS SUBSEQUENT TO THE DATE OF THEIR EVALUATION, INCLUDING ANY CORRECTIVE ACTIONS WITH REGARD TO SIGNIFICANT DEFICIENCIES AND MATERIAL WEAKNESSES.

ITEM 3. EXHIBITS.

(A) A CERTIFICATION FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER IS ATTACHED AS EXHIBIT A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WB CAPITAL MUTUAL FUNDS, INC.

By

Dave Miles, President
Date: August 20, 2010

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

Dave Miles, President, Principal Executive Officer
Date: August 20, 2010

Amy M. Mitchell, Treasurer, Principal Financial and Accounting Officer

August 20, 2010